Other equity instruments (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Opening balance as at 1 January	£ 10,871		£ 9,632	£ 9,632
Other	9	£ 27	(24)
Closing balance	10,871	10,871		10,871
Other equity instruments [member]
Issuances	0			3,500
Redemptions	0			(2,262)
Other	£ 0	£ 14	£ (13)	£ 1